File No. 333-119593

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[] PRE-EFFECTIVE AMENDMENT NO. __

[X] POST-EFFECTIVE AMENDMENT NO. 5

(Check appropriate box or boxes)

Calvert Social Investment Fund	Registrant's Telephone Number
(Exact Name of Registrant as Specified in Charter)	800-368-2745

Address of Principal Executive Offices	Approx. Date of Public Offering:
4550 Montgomery Avenue, Suite 1000N	January 21, 2005 (Date of Reorganization)
Bethesda, MD 20814

Name and Address of Agent for Service:

William M. Tartikoff, Esq.
Calvert Group, Ltd.
4550 Montgomery Ave. Suite 1000N
Bethesda, MD 20814

It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (b)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 5 to the Registration Statement on Form N-14 of Calvert Social Investment Fund is being filed to include the final opinion concerning tax matters, re-file the consent of the independent auditors to correct the date and to incorporate by reference the annual report for the Fund for the fiscal year ended September 30, 2004 (Accession # 0000356682-04-000025 filed on December 9, 2004). Parts A, B and C are otherwise incorporated herein by reference to Pre-Effective Amendment No. 4 to the Registration Statement as filed with the Commission on November 30, 2004.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland, on the 15th day of January, 2005.

CALVERT SOCIAL INVESTMENT FUND

BY:

___________**_________________

BARBARA J. KRUMSIEK

SENIOR VICE PRESIDENT AND TRUSTEE

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

Signature Title Date

__________**____________ PRESIDENT 2/15/05

AND TRUSTEE

D. WAYNE SILBY

__________**____________ TRUSTEE 2/15/05

(PRINCIPAL EXECUTIVE OFFICER)

JOHN G. GUFFEY, JR.

__________**____________ SENIOR VICE PRESIDENT 2/15/05

BARBARA J. KRUMSIEK AND TRUSTEE

__________**____________ PRINCIPAL ACCOUNTING

RONALD M. WOLFSHEIMER OFFICER 2/15/05

__________**____________ TRUSTEE 2/15/05

REBECCA L. ADAMSON

__________**____________ TRUSTEE 2/15/05

RICHARD L. BAIRD, JR.

__________**_____________ TRUSTEE 2/15/05

JOY V. JONES

__________**____________ TRUSTEE 2/15/05

TERRENCE J. MOLLNER

__________**____________ TRUSTEE 2/15/05

SYDNEY AMARA MORRIS

__________**____________ TRUSTEE 2/15/05

CHARLES T. NASON

__________**____________ TRUSTEE 2/15/05

FREDERICK A. DAVIE, JR.

**By: Ivy Wafford Duke as Attorney-in-fact.

/s/ Ivy Wafford Duke

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Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

We consent to the reference to our firm under the caption "Financial Highlights" in the Prospectuses of the Delaware Social Awareness Fund, dated January 30, 2004, and to the incorporation by reference of our report dated January 2, 2004, included in the Delaware Social Awareness Fund 2003 Annual Report to shareholders in this Registration Statement (Form N-14) of Calvert Social Investment Fund.

/s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
November 18, 2004

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Consent of Independent Registered Public Accounting Firm

To the Board of Trustees of Calvert Social Investment Fund:

We consent to the use of our report dated November 22, 2004, with respect to the financial statements of the Equity Portfolio (the "Fund"), one of a series of the Calvert Social Investment Fund, as of September 30, 2004, incorporated herein by reference and to the reference to our firm under the heading "Independent Registered Public Accounting Firm and Custodians" in the Statement of Additional Information in the Registration Statement on Form N-14.

Philadelphia, Pennsylvania
December 13, 2004

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Consent of Independent Registered Public Accounting Firm

To the Board of Trustees of

Calvert Social Investment Fund:

We consent to the use of our report dated November 22, 2004, with respect to the financial statements of the Equity Portfolio (the "Fund"), one of a series of the Calvert Social Investment Fund, as of September 30, 2004, incorporated herein by reference and to the reference to our firm under the heading "Independent Registered Public Accounting Firm and Custodians" in the Statement of Additional Information in the Registration Statement on Form N-14.

Philadelphia, Pennsylvania
December 13, 2004


January 21, 2005

Calvert Social Investment Fund Equity Portfolio
4550 Montgomery Avenue
Bethesda, MD 20814

Delaware Social Awareness Fund
2005 Market Street
Philadelphia, PA 19103

Re: Acquisition of Assets of Delaware Social Awareness Fund

Ladies and Gentlemen:

You have asked for our opinion as to certain Federal income tax consequences of the transaction described below.

Parties to the Transaction

Delaware Social Awareness Fund ("Target Fund") is a series of Delaware Group Equity Funds II (the "Target Trust"), a Delaware business trust. Calvert Social Investment Fund Equity Portfolio ("Acquiring Fund") is a series of Calvert Social Investment Trust (the "Acquiring Trust"), a Massachusetts business trust.

Description of Proposed Transaction

In the transaction (the "Reorganization"), Acquiring Fund will acquire all of the net assets of Target Fund in exchange for shares of Acquiring Fund of equivalent value. Acquiring Fund will not assume any liabilities of Target Fund. Target Fund will then liquidate and distribute all of the Acquiring Fund shares which it holds to its shareholders pro rata in proportion to their shareholdings in Target Fund, in complete redemption of all outstanding shares of Target Fund, and promptly thereafter will proceed to dissolve.

Scope of Review and Assumptions

In rendering our opinion, we have reviewed and relied upon the Agreement and Plan of Reorganization between the Acquiring Trust with respect to and on behalf of Acquiring Fund and the Target Trust with respect to and on behalf of Target Fund dated as of January 10, 2005 (the "Reorganization Agreement") which is Exhibit A to a prospectus/proxy statement submitted to the Securities and Exchange Commission which describes the proposed transactions, and on the information provided in such prospectus/proxy statement. We have relied, without independent verification, upon the factual statements made therein, and assume that there has been no change in material facts disclosed therein through the date of this letter and the closing of the transaction. We further assume that the transaction will be carried out in accordance with the Reorganization Agreement.

Representations

Written representations, copies of which are attached hereto, have been made to us by the appropriate officers of Target Fund and Acquiring Fund, and we have without independent verification relied upon such representations in rendering our opinions.

Opinions

Based on and subject to the foregoing, and our examination of the legal authority we have deemed to be relevant, we have the following opinions:

1. The transfer of all of the net assets of Target Fund in exchange for shares of Acquiring Fund followed by the distribution of said Acquiring Fund shares pro rata to the shareholders of Target Fund in liquidation of Target Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"), and Acquiring Fund and Target Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code.

2. No gain or loss will be recognized by Acquiring Fund upon the receipt of the assets of Target Fund solely in exchange for Acquiring Fund shares.

3. No gain or loss will be recognized by Target Fund upon the transfer of its net assets to Acquiring Fund in exchange for Acquiring Fund shares, or upon the distribution (whether actual or constructive) of such Acquiring Fund shares to the shareholders of Target Fund in exchange for their Target Fund shares.

4. The shareholders of Target Fund will recognize no gain or loss upon the exchange of their Target Fund shares for Acquiring Fund shares in liquidation of Target Fund.

5. The aggregate tax basis of the Acquiring Fund shares received by each Target Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Target Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund shares received by each Target Fund shareholder will include the period during which the Target Fund shares exchanged therefor were held by such shareholder, provided the Target Fund shares were held as a capital asset on the date of the Reorganization.

6. The tax basis of the assets of Target Fund acquired by Acquiring Fund will be the same as the tax basis of those assets to the Target Fund immediately prior to the Reorganization, and the holding period of the assets of Target Fund in the hands of Acquiring Fund will include the period during which those assets were held by Target Fund.

7. Acquiring Fund will succeed to and take into account, as of the date of closing of the Reorganization, the items of Target Fund described in Section 381(c) of the Code (e.g. capital loss carryforwards), subject to the applicable conditions and limitations set forth in the Code and income tax regulations issued by the U. S. Department of the Treasury.

The foregoing opinions are based on the Code as in effect on the date hereof and administrative and judicial interpretations of it. No assurance can be given that the Code will not change or that such interpretations will not be revised or amended adversely, possibly with retroactive effect. This opinion letter is delivered to you in satisfaction of the requirements of Sections 8(c) and 9(d) of the Reorganization Agreement. We hereby consent to the filing of this opinion with the Securities and Exchange Commission and to use of our name and any reference to our firm in the Registration Statement on Form N-14 relating to the Reorganization or in the prospectus/proxy statement constituting a part thereof. In giving such consent, we do not thereby admit that we come within the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended, or the rules and regulations of the Securities and Exchange Commission thereunder.

Very truly yours,

/s/ SULLIVAN & WORCESTER LLP
SULLIVAN & WORCESTER LLP